DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (VIE and Non-VIE Financial Information) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash	¥ 356,237		¥ 423,766		$ 51,650
Amounts due from related parties	698		839		101
Prepaid expenses and other current assets	111,339		139,757		16,142
Total current assets	667,553		619,332		96,786
Property and equipment, net	122,834		299,441		17,809
Right-of-use assets	350,501		495,936		50,818
Other current assets	20,163		28,273
Inter-Group balances due from VIE and VIE Subsidiaries/Non-VIE	698		839		101
Net cash used in financing activities	(48,867)		(76,040)		(7,085)
Total Assets	1,337,500		1,641,782		193,919
Short-term bank loans	52,000		30,000		7,539
Accounts payable	6,330		8,914		918
Deferred revenue- current	1,688,610		2,008,078		244,825
Operating lease liabilities-current	197,969		239,937		28,703
Income taxes payable	108,434		89,000		15,721
Accrued expenses and other current liabilities	603,516		563,603		87,502
Total current liabilities	2,656,946		2,940,086		385,221
Deferred revenue- non current	14,051		16,774		2,037
Operating lease liabilities-non current	168,736		272,575		24,464
Other non-current liabilities	4,448		4,767		645
Total liabilities	2,844,181		3,234,202		412,367
Equity method investment	19,183		16,569
Total Liabilities	2,844,181		3,234,202		$ 412,367
Net revenues	2,468,074	$ 357,837	2,386,520	¥ 1,897,883
Net cash used in investing activities	¥ (22,709)	$ (3,292)	¥ 33,693	(657)
Equity Method Investments, Percentage of Equity Acquired through Options	100.00%	100.00%
Mr. Han | Tarena Entities
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Equity Method Investments, Percentage of Equity Acquired through Options	69.00%	69.00%	67.20%
Equity Method Investment, Ownership Percentage	69.00%				69.00%
Mr. Han | Tongcheng Jinqiao
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Equity Method Investments, Percentage of Equity Acquired through Options	70.00%	70.00%
Mr. Li | Tarena Entities
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Equity Method Investment, Ownership Percentage	0.30%				0.30%
Loan Agreements
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Debt Instrument, Initial Expiration Year	2026	2026
Loan Agreements | Tongcheng Jinqiao
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Debt Instrument, Face Amount	¥ 5,000
Loan Agreements | Equity Holders
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Debt Instrument, Face Amount	6,000
Parent Company
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash				127,043
Amounts due from related parties	437,987		¥ 407,795	32,869	$ 63,502
Prepaid expenses and other current assets	550		24		80
Total current assets	440,381		431,325		63,849
Other current assets				112,106
Inter-Group balances due from VIE and VIE Subsidiaries/Non-VIE	437,987		407,795	32,869	63,502
Net cash used in financing activities				¥ (110,985)
Total Assets	(1,134,593)		(1,268,898)		(164,501)
Accrued expenses and other current liabilities	30,392		5,781		4,406
Total current liabilities	365,301		315,022		52,963
Total liabilities	365,301		315,022		52,963
Total Liabilities	365,301		315,022		$ 52,963
Parent Company | Tarena Entities
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash			8,204
Amounts due from Tarena International and its wholly-owned subsidiaries			141,104
Amounts due from related parties			4
Prepaid expenses and other current assets			27,435
Total current assets			176,747
Property and equipment, net			2,801
Long term investments, net			29,880
Right-of-use assets			11,108
Inter-Group balances due from VIE and VIE Subsidiaries/Non-VIE			4
Net cash used in financing activities			(1,057)
Total Assets			221,593
Accounts payable			320
Deferred revenue- current			167,224
Operating lease liabilities-current			3,949
Income taxes payable			2,045
Accrued expenses and other current liabilities			22,344
Amounts due to Tarena International and its wholly-owned subsidiaries			56,052
Total current liabilities			251,934
Deferred revenue- non current			134
Operating lease liabilities-non current			5,953
Other non-current liabilities			122
Total liabilities			258,143
Total Liabilities			258,143
VIE and VIE Subsidiaries Consolidated
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash			140,541
Amounts due from related parties			39,072
Other current assets			10,308
Inter-Group balances due from VIE and VIE Subsidiaries/Non-VIE			39,072
Net cash used in financing activities			¥ (3,437)
VIE and VIE Subsidiaries Consolidated | Tarena Entities
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash	29,567
Amounts due from Tarena International and its wholly-owned subsidiaries	106,922
Amounts due from related parties	4
Prepaid expenses and other current assets	10,602
Total current assets	147,095
Property and equipment, net	3,009
Long term investments, net	27,000
Right-of-use assets	8,738
Inter-Group balances due from VIE and VIE Subsidiaries/Non-VIE	4
Net cash used in financing activities	(647)
Total Assets	186,489
Short-term bank loans	20,000
Accounts payable	42
Deferred revenue- current	166,542
Operating lease liabilities-current	4,124
Income taxes payable	1,213
Accrued expenses and other current liabilities	14,537
Amounts due to Tarena International and its wholly-owned subsidiaries	7,631
Total current liabilities	214,089
Deferred revenue- non current	135
Operating lease liabilities-non current	4,176
Other non-current liabilities	122
Total liabilities	218,522
Total Liabilities	218,522
Non-VIE Subsidiaries Consolidated
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash	158,347
Amounts due from related parties	1,255
Other current assets	7,722
Inter-Group balances due from VIE and VIE Subsidiaries/Non-VIE	1,255
Net cash used in financing activities	5,762
Equity method investment	¥ 19,975